COMMON STOCK (Details) $ in Millions		12 Months Ended
	Nov. 14, 2017	Dec. 28, 2019 USD ($) shares	Dec. 29, 2018 USD ($) shares	Dec. 30, 2017 USD ($) item shares	Oct. 14, 2010 shares	Nov. 14, 2001 shares
Common stock
Stock split ratio	3
Number of additional shares for each share held | item				2
Share-based compensation expense		$ 4.0	$ 3.6	$ 3.6
Income tax benefit from share-based compensation		0.8	0.7	1.0
Cash received from option exercises and share issuances under plans		$ 1.1	$ 1.0	$ 0.7
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares) | shares					2,000,000	2,500,000
Repurchase of shares (in shares) | shares		0	860,669	445,740
Cumulative total authorized shares available for repurchase (in shares) | shares			1,900,000
Stock split ratio	3
Stock Purchase Plan
Common stock
Discount rate from fair market value on purchase date (in hundredths)		85.00%
Stock Retainer Plan
Common stock
Multiplier of retainer fee (in hundredths)		110.00%
Stock Retainer Plan expense		$ 1.8	$ 1.7	$ 1.7
Stock Options
Common stock
Unrecognized compensation expense of stock options		$ 0.0	$ 0.0	$ 0.0